CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Treasury stock (in shares)	52,025,888	30,049,351
Common Class A
Common stock, shares authorized (in dollars per share)	900,000,000	900,000,000
Common stock, shares, issued (in shares)	104,034,048	112,306,279
Common stock, shares, outstanding (in shares)	104,034,048	112,306,279
Common Class B
Common stock, shares authorized (in dollars per share)	232,500,000	232,500,000
Common stock, shares, issued (in shares)	44,118,455	48,902,840
Common stock, shares, outstanding (in shares)	44,118,455	48,902,840